Shareholder Fees - ThematicIndexETFs-ComboPRO	Oct. 30, 2024 USD ($)
ThematicIndexETFs-ComboPRO | Fidelity Electric Vehicles and Future Transportation ETF
Shareholder Fees:
(fees paid directly from your investment)	none